Principal Accounting Policies (Details 4) (CNY) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Advertising Expense
Advertising expenses	466.6	370.9	242.8
Foreign currency translation
Buying rate per US$	0.1612
Land use right
Intangible assets
Estimated useful lives of assets	over the remaining term of the land use right period
License right
Intangible assets
Estimated useful lives of assets	over the license period
Customer contracts and relationships
Intangible assets
Estimated useful lives of assets	8-10 years
Customer contracts and relationships | Minimum
Intangible assets
Estimated useful lives of assets	8 years
Customer contracts and relationships | Maximum
Intangible assets
Estimated useful lives of assets	10 years
Technology
Intangible assets
Estimated useful lives of assets	3 years
Estimated useful lives of assets	3 years